Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Leases - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Operating leases
Right-of-use assets	$ 649,773	$ 725,903
Operating lease liabilities	$ 783,003	$ 768,185